Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Details) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	782,517
Granted, Number | shares	472,819
In lieu of dividends, Number of DSUs | shares	8,021
Vested, Number | shares	292,205
Forfeited, Number | shares	(74,678)
Ending Balance, Number | shares	896,474
Opening Balance , Weighted average grant | $ / shares	$ 7.52
Granted , Weighted average grant | $ / shares	7.85
In lieu of dividends , Weighted average grant | $ / shares	8.15
Vested, Weighted average grant | $ / shares	7.79
Forfeited, Weighted average grant | $ / shares	7.37
Ending Balance , Weighted average grant | $ / shares	$ 7.62